11. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
United States	$ 0	$ (1,164)	$ (22)
International	(4,746)	466	1,821
Total	$ (4,746)	$ (698)	$ 1,799